Material Agreements - Additional Information (Detail) - USD ($) $ / shares in Millions			6 Months Ended
	May 31, 2019	Dec. 07, 2018	Sep. 30, 2019	Sep. 29, 2019	Mar. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront, non-refundable payment			$ 30,000,000
Research and development and out-of-pocket			50.00%
Purchase price		$ 37,750,000
Swiss value-added tax receivable			$ 2,920,940		$ 2,912,809
Common shares reserved for issuance per share exchange agreement with HSAC and RSL				43,000,000
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
consideration paid			$ 20.0
Maximum [Member] | Upon Achievement Of Development Regulatory And Sales Milestones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contingent milestone payments			$ 452,500,000
Achievement of Development and Regulatory [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone Payments	$ 10,000,000